Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non- Current
Supplies	$ 318	$ 254
Total non-current inventories	318	254
Current
Supplies	4,881	4,844
Oil and byproducts	11,263	10,917
Others	4	4
Total current inventories	$ 16,148	$ 15,765